SHARE CAPITAL (Details) - $ / shares	1 Months Ended	6 Months Ended
	Feb. 14, 2019	Jun. 30, 2021
Expiry Date		Feb. 14, 2027
Exercise Price	$ 0.006	$ 0.006
Stock options outstanding, beginning		10,000,000
Stock options outstanding, ending		10,000,000